Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 160,316	$ 157,364	$ 151,505
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	(27,536)	22,924	(10,953)
Reclassification adjustment of net gains from sale of available-for-sale securities included in net income	9,641	0	0
Related tax benefit (expense)	6,577	(8,425)	4,025
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(11,318)	14,499	(6,928)
Net unrealized gain (loss) on long-term borrowing hedge	(14,287)	(268)	0
Related tax benefit (expense)	5,250	99	0
Derivatives qualifying as hedges, net of tax, portion attributable to parent	(9,037)	(169)	0
Other comprehensive income (loss)	(20,355)	14,330	(6,928)
Comprehensive income	$ 139,961	$ 171,694	$ 144,577